SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cumulative Effect to Consolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Prepaid expenses and other current assets	$ 19,211	$ 11,939	$ 8,501	$ 19,246
Prepaid expenses and other long-term assets	9,926	3,065	1,126	3,823
Deferred revenues ST	289,148	227,226	177,103	202,482
Deferred revenues LT	21,969	12,494	7,936	14,329
Accumulated deficit	$ (404,785)	$ (318,371)	$ (281,251)	(299,581)
Adjustments due to Topic 606 [Member]
Prepaid expenses and other current assets				(10,745)
Prepaid expenses and other long-term assets				(2,697)
Deferred revenues ST				(25,379)
Deferred revenues LT				(6,393)
Accumulated deficit				$ 18,330